OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets
	As of December 31,
	2012	2013

Prepayment for purchase of office buildings	$16,148	$—
Employee housing loan	4,903	3,797
Rental deposit	1,169	1,896
Restricted cash, non-current	313	322
Long-term deferred expense	101	49
Suppliers deposit	—	720
Total	$22,634	$6,784